Liquidity and Management’s Plans (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Liquidity and Management’s Plans [Abstract]
Cash equivalents and investments balance	$ 12.3	$ 15.7
Working capital	9.5	15.2
Stockholder equity	9.5	15.3
Net loss		$ 12.2
Net loss amount	$ 6.5